ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of AGM Holdings' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
AGM Group Holdings Inc. (“AGM Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 27, 2015
Percentage of Effective Ownership	BVI
Principal Activities	100.00%
Place of Incorporation	Holding company
AGM Technology Limited (“AGM HK”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 21, 2015	[1]
Percentage of Effective Ownership	Hong Kong	[1]
Principal Activities	100.00%	[1]
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment	[1]
AGM Tianjin Construction Development Co., Ltd. (“AGM Tianjin”) formerly Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 13, 2015	[1]
Percentage of Effective Ownership	China	[1]
Principal Activities	100.00%	[1]
Place of Incorporation	Holding entity	[1]
Beijing AnGaoMeng Technology Service Co., Ltd. (“AGM Beijing”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Nov. 13, 2015	[1]
Percentage of Effective Ownership	China	[1]
Principal Activities	100.00%	[1]
Place of Incorporation	Software development and provider	[1]
AGM Software Service LTD (“AGM Software”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 14, 2017
Percentage of Effective Ownership	BVI
Principal Activities	100.00%
Place of Incorporation	Core technology service provider
Nanjing Lucun Semiconductor Co., Ltd. (“Nanjing Lucun”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jun. 17, 2021	[1]
Percentage of Effective Ownership	China	[1]
Principal Activities	100.00%	[1]
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment	[1]
AGM Defi Lab Pte Limited (“AGM Defi Lab”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jul. 30, 2021
Percentage of Effective Ownership	Singapore
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Defi Tech Limited (“AGM Defi Tech”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 09, 2021
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Software development and provider
Beijing Keen Sense Technology Service Co., Ltd (“Beijing Keen Sense”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 21, 2021	[2]
Percentage of Effective Ownership	China	[2]
Principal Activities	100.00%	[2]
Place of Incorporation	Software development and provider	[2]
AGM Electronic Technology Limited (“AGM Electronic”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 26, 2024
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment
AGM Canada Holdings Limited (“AGM Canada”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 17, 2024
Percentage of Effective Ownership	Canada
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment
Beijing Bixin Electronic Technology Co., Ltd (“Beijing Bixin”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 26, 2024
Percentage of Effective Ownership	China
Principal Activities	100.00%
Place of Incorporation	Software development and provider
AGM Energy Corp. (“AGM Energy”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Oct. 01, 2024
Percentage of Effective Ownership	Canada
Principal Activities	49.00%
Place of Incorporation	Clean energy industries
AGM Integrated Tech Limited (“AGM Integrated”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 04, 2024
Percentage of Effective Ownership	Hong Kong
Principal Activities	100.00%
Place of Incorporation	Sale of cryptocurrency mining machines and standardized computing equipment

[1]	The Company has disposed the subsidiaries.
[2]	The subsidiary was deregistered on August 11, 2025.